Equity Transactions - Issuance (Details) - GasLog Partners LP				33 Months Ended
	Jul. 01, 2021 shares	Jul. 01, 2020 shares	Jun. 30, 2019 shares	Dec. 31, 2021
Common shares
Equity transactions
Marginal percentage interest in distributions				98.00%
Class B Units
Equity transactions
Conversion ratio of class B units into common units			1
General partner units
Equity transactions
Marginal percentage interest in distributions				2.00%
GasLog Ltd. | Common shares
Equity transactions
Number of units issued			2,532,911
GasLog Ltd. | Class B Units
Equity transactions
Number of units issued			2,490,000
Number of units converted	415,000	415,000
Number of shares outstanding	1,660,000
GasLog Ltd. | Class B-1 Units
Equity transactions
Number of units issued			415,000
GasLog Ltd. | Class B-2 Units
Equity transactions
Number of units issued			415,000
GasLog Ltd. | Class B-3 Units
Equity transactions
Number of units issued			415,000
GasLog Ltd. | Class B-4 Units
Equity transactions
Number of units issued			415,000
GasLog Ltd. | Class B-5 Units
Equity transactions
Number of units issued			415,000
GasLog Ltd. | Class B-6 Units
Equity transactions
Number of units issued			415,000